Operating Segments (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Israel [Member]
Disclosure of geographical areas [Line Items]
Amount of loss from impairments and initiation of efficiency initiatives and measures	$ 274
Europe [Member]
Disclosure of geographical areas [Line Items]
Amount of income related to divestiture of businesses	$ 51